SCHEDULE OF SUBSIDIARIES AND ASSOCIATES (Details)	12 Months Ended
Dec. 31, 2021
Wunong Net Technology Company Limited [Member]
Date of Incorporation	December 4, 2018
Place of Incorporation	British Virgin Islands
% of Ownership description	Parent
Principal Activities	Holding Company
Shenzhen Vande Technology Co., Limited [Member]
Date of Incorporation	April 6, 2017
Place of Incorporation	Hong Kong
% of Ownership description	100
Principal Activities	Holding Company
Guo Gang Tong Trade (Shenzhen) Co., Ltd [Member]
Date of Incorporation	December 28, 2018
Place of Incorporation	Shenzhen, China
% of Ownership description	100
Principal Activities	Holding Company
Wunong Technology Shenzhen Co Ltd [Member]
Date of Incorporation	June 16, 2015
Place of Incorporation	Shenzhen, China
% of Ownership description	VIE
Principal Activities	An electronic online platform designed to provide primarily Clean Food to customers in China
Wunong Catering Chain Management (Shenzhen) Co., Ltd [Member]
Date of Incorporation	November 27, 2018
Place of Incorporation	Shenzhen, China
% of Ownership description	100% owned by Wunong Shenzhen
Principal Activities	Restaurant service, food sales
Wunong Technology (Liaoning) Co., Ltd [Member]
Date of Incorporation	November 4, 2020
Place of Incorporation	Liaoning, China
% of Ownership description	100% owned by Wunong Shenzhen
Principal Activities	Food selling, agricultural products purchase and wholesale
Wude Agricultural Technology Shanghai Co Ltd [Member]
Date of Incorporation	September 29, 2020
Place of Incorporation	Shanghai, China
% of Ownership description	51% owned by Wunong Shenzhen
Principal Activities	Food selling, agricultural products purchase and wholesale
Wunong Technology (Shaanxi) Co., Ltd [Member]
Date of Incorporation	December 10, 2020
Place of Incorporation	Shaanxi,
% of Ownership description	100% owned by Wunong Shenzhen
Principal Activities	Food selling, agricultural products purchase and wholesale